UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY

Investment Company Act file number 811-03170

THE MEXICO FUND, INC.

(Exact name of Registrant as specified in charter)

1775 I Street, NW, Suite 1100

Washington, DC 20006

(Address of principal executive offices) (Zip code)

Sander M. Bieber

Dechert LLP

1775 I Street, NW, Suite 1100

Washington, DC 20006

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (202) 261-7941

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Mexico Fund, Inc. Schedule of Investments as of January 31, 2009 (Unaudited)

					Percent
Shares Held		Common Stock (93.47%)	Series	Value (Note 1)	of Net Assets

		Building Materials
1,956,700	(a)	Grupo Lamosa, S.A.B. de C.V	*	$1,367,394	0.50%
		Cement Industry
8,125,000		Cemex, S.A.B. de C.V.	CPO	6,416,102	2.37
3,871,400		Grupo Cementos de Chihuahua, S.A.B. de C.V.	*	7,845,769	2.90

				14,261,871	5.27

		Chemical and Petrochemicals
11,860,772		Mexichem, S.A.B. de C.V.	*	8,736,209	3.23

		Commercial Banks
1,814,400		Banco Compartamos, S.A., Institución de Banca Múltiple	O	3,393,037	1.25

		Communications
11,190,800		América Móvil, S.A.B. de C.V.	A	15,875,472	5.86
34,221,966		América Móvil, S.A.B. de C.V.	L	48,954,461	18.08
5,335,000	(a)	Axtel, S.A.B. de C.V.	CPO	2,210,847	0.82
4,997,000		Grupo Televisa, S.A.B.	CPO	14,006,560	5.17
5,635,900	(a)	Megacable Holdings S.AB. de C.V.	CPO	7,089,331	2.62
250,000	(a)	NII Holdings, Inc.	*	4,850,032	1.79
4,919,400		Telmex Internacional, S.A.B. de C.V.	A	2,268,953	0.84

				95,255,656	35.18
		Construction
8,107,833	(a)	Empresas ICA, S.A.B. de C.V.	*	13,451,013	4.97

		Consumer Products
3,029,580		Kimberly-Clark de México, S.A.B. de C.V.	A	9,823,582	3.63

		Financial Groups
5,333,500		Grupo Financiero Banorte, S.A.B. de C.V.	O	7,055,575	2.61

		Food and Beverages
3,480,200		Fomento Económico Mexicano, S.A.B. de C.V.	UBD	9,769,571	3.61
2,824,200		Grupo Modelo, S.A.B. de C.V.	C	7,476,096	2.76

				17,245,667	6.37
		Holding Companies
3,748,900		Alfa, S.A.B. de C.V.	A	6,287,595	2.32

		Housing
3,537,900	(a)	Corporación Geo, S.A.B. de C.V.	B	3,918,721	1.45
6,182,400	(a)	Urbi Desarrollos Urbanos, S.A.B. de C.V.	*	6,372,628	2.35

				10,291,349	3.80

					Percent
Shares Held		Common Stock (93.47%)	Series	Value (Note 1)	of Net Assets

		Mining Industry
19,572,861		Grupo México, S.A.B. de C.V.	B	10,778,293	3.98

		Retail Firms
4,069,500	(a)	Grupo Famsa, S.A.B. de C.V.	A	1,825,768	0.67
3,569,000	(a)	Grupo Pochteca, S.A.B. de C.V.	B	344,188	0.13
4,438,800	(a)	Organización Soriana, S.A.B. de C.V.	B	6,898,741	2.55
11,366,593		Wal-Mart de México, S.A.B. de C.V.	V	23,806,005	8.79

				32,874,702	12.14
		Services
2,661,148		Grupo Aeroportuario del Centro Norte, S.A.B de C.V	B	2,955,033	1.09
2,833,900	(a)	Promotora Ambiental, S.A.B. de C.V.	B	1,683,344	0.62

				4,638,377	1.71
		Steel
4,440,900	(a)	Industrias CH, S.A.B. de C.V.	B	12,497,470	4.61

		Stock Exchange
7,527,333	(a)	Bolsa Mexicana de Valores, S.A.B. de C.V.	A	5,144,574	1.90
		Total Common Stock (Identified cost $359,778,293)		$253,102,364	93.47%

	Principal		Value	Percent of Net
Securities	Amount	Short-Term Securities (4.94%)	(Note 1)	Assets
Repurchase Agreements	$13,372,132	BBVA Bancomer, S.A., 7.50%, dated 01/30/09, due 02/03/09 repurchase price $13,377,704 collateralized by Bonos del Gobierno Federal. Value of collateral $13,465,285	$13,372,132	4.94%

		Total Short-Term Securities (Identified cost - $13,372,132)	$13,372,132	4.94%

		Total Investments (Identified cost - $373,150,425)	266,474,496	98.41
		Other Assets in Excess of Liabilities	4,314,039	1.59

		Net Assets Equivalent to $14.96 per share on 18,100,290 shares of capital stock outstanding	$270,788,535	100.00%

(a)	Shares of these securities are currently non-income producing. Equity investments that have not paid dividends within the last twelve months are considered to be non-income producing.

Supplemental Information

In September 2006, the Statement of Financial Accounting Standards No. 157—Fair Value Measurements—(“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1—Quoted prices	$253,102,364	—
Level 2—Other significant observable inputs	$13,372,132	—
Level 3—Significant unobservable inputs	—	—

Total	$266,474,496	—

Item 2.	Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ José Luis Gómez Pimienta
José Luis Gómez Pimienta President and Principal Executive Officer March 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ José Luis Gómez Pimienta
José Luis Gómez Pimienta President and Principal Executive Officer March 30, 2009

By:	/s/ Alberto Osorio
Alberto Osorio Senior Vice President, Treasurer and Principal Financial Officer March 30, 2009